Note 8 - Leases - Balance Sheet Information (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018
Operating lease right-of-use assets (note 8)	$ 263,639	$ 274,696
Operating lease liabilities - current	(69,866)	(59,831)
Operating lease liabilities - non-current	(229,224)	$ (247,876)
Total operating lease liabilities	(299,090)
Fixed assets, gross	3,164
Accumulated depreciation	(2,320)
Fixed assets, net	844
Long-term debt - current	(550)
Long-term debt - non-current	(303)
Total finance lease liabilities	$ (853)